Subsequent events	12 Months Ended
Dec. 31, 2020
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Subsequent events

Note 39 - Subsequent events

Discontinuation of the net investment in Itaú Corpbanca Colombia hedge

During January 2021, by decision of Management, the hedge of net investment in Itaú Corpbanca Colombia was discontinued. The impact of discontinuing the hedge relationship was reclassified from valuation accounts to reserves, without generating an effect on the Consolidated Statement of Income.

Changes in the Board of Directors

In ordinary session held on January 27, 2021, the Board of Directors of Itaú Corpbanca was informed and resolved to accept the resignation of director Mr. Caio Ibrahim David, effective as of the same date. In his replacement, the Board of Directors agreed to appoint Mr. Matias Granata, who served as a director until the Annual Ordinary Shareholder’s Meeting held on March 18, 2021 and was elected as a director in the same meeting.

New alliance between Itaú and Rappi

On March 29, 2021 the Bank announced to the market and communicated to the SEC a new alliance with Rappi, as part of our digital transformation strategy. This agreement aims to revolutionize the local financial market with simple, innovative and unique digital products, allowing an increasing number of individuals to access new financial solutions in an agile and digital way. Itaú and Rappi expect the new offer of digital financial products and services to be available during the third quarter of 2021, through the new business model resulting from this alliance.

Others

Between January 1 and April 22, 2021, the date of issuance of these Consolidated Financial Statements, there have been no other events after the reporting period that could affect the presentation and results of the financial statements.

Roxana Zamorano	Gabriel Moura
Chief Accounting Officer	Chief Executive Officer